UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Oak Ridge Investments | www.oakridgefunds.com

Oak Ridge Global Resources & Infrastructure Fund

A series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Global Resources & Infrastructure Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.7%
	Australia – 4.5%
21,215	BHP Billiton Ltd.	$859,844

	Brazil – 3.8%
12,635	Petroleo Brasileiro S.A.*	126,856
8,855	Ultrapar Participacoes S.A.	210,926
39,000	Vale S.A.	392,730
		730,512
	Canada – 9.2%
1,260	Agrium, Inc.	135,085
17,355	Barrick Gold Corp.	279,242
7,390	Canadian Natural Resources Ltd.	247,491
4,740	Enbridge, Inc.	198,322
10,690	Goldcorp, Inc.	138,542
11,660	Potash Corp. of Saskatchewan, Inc.	224,338
15,430	Suncor Energy, Inc.	540,513
		1,763,533
	China – 0.8%
1,230	CNOOC Ltd.	159,531

	France – 3.6%
12,950	TOTAL S.A.	693,084

	Germany – 0.8%
4,540	Bayer AG	155,359

	Ireland – 0.6%
3,340	Smurfit Kappa Group PLC	104,277

	Italy – 1.3%
7,770	Eni SpA	256,954

	Luxembourg – 2.3%
17,436	ArcelorMittal*	449,151

	Netherlands – 2.8%
8,900	Royal Dutch Shell PLC	539,162

	Peru – 0.6%
3,033	Southern Copper Corp.	120,592

	Russia – 0.9%
3,105	LUKOIL PJSC	164,658

	Switzerland – 4.1%
133,200	Glencore PLC	610,403
37,830	Weatherford International PLC*	173,262
		783,665
	United Kingdom – 5.5%
25,800	Anglo American PLC	463,072
6,235	BP PLC	239,611

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
7,440	Rio Tinto PLC	$351,094
		1,053,777
	United States – 58.9%
1,610	Air Products & Chemicals, Inc.	243,464
2,495	Albemarle Corp.	340,093
11,608	Alcoa Corp.	541,165
9,184	Anadarko Petroleum Corp.	448,638
4,415	Andeavor	455,407
5,890	Archer-Daniels-Midland Co.	250,384
2,665	Bunge Ltd.	185,111
1,170	Caterpillar, Inc.	145,911
8,295	CF Industries Holdings, Inc.	291,652
3,460	Cheniere Energy, Inc.*	155,838
4,560	Chevron Corp.	535,800
2,300	ConocoPhillips	115,115
10,900	CONSOL Energy, Inc.*	184,646
1,525	Deere & Co.	191,525
2,185	DowDuPont, Inc.	151,268
10,520	Energy Transfer Partners LP	192,411
4,105	EOG Resources, Inc.	397,118
4,400	Exxon Mobil Corp.	360,712
19,980	Freeport-McMoRan, Inc.*	280,519
6,350	Halliburton Co.	292,291
5,060	Huntsman Corp.	138,745
8,195	International Paper Co.	465,640
2,090	Kansas City Southern	227,141
11,625	KapStone Paper and Packaging Corp.	249,821
2,025	LyondellBasell Industries N.V. - Class A	200,576
5,775	Marathon Petroleum Corp.	323,862
5,340	Mondelez International, Inc. - Class A	217,124
2,430	Monsanto Co.	291,163
14,075	Nabors Industries Ltd.	113,585
7,050	Newmont Mining Corp.	264,446
3,780	Nucor Corp.	211,831
1,520	Packaging Corp. of America	174,314
3,270	Pioneer Natural Resources Co.	482,456
6,695	Schlumberger Ltd.	467,043
10,060	Steel Dynamics, Inc.	346,768
14,295	United States Steel Corp.	366,810
2,100	Vulcan Materials Co.	251,160
4,960	WestRock Co.	281,381

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,480	Weyerhaeuser Co.	$322,604
5,250	Williams Cos., Inc.	157,553
		11,313,091
	Total Common Stocks (Cost $17,867,361)	19,147,190

	Short-Term Investments – 0.7%

127,814	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%	127,814

	Total Short-Term Investments (Cost $127,814)	127,814

	Total Investments – 100.4% (Cost $17,995,175)	19,275,004
	Liabilities in Excess of Other Assets – (0.4)%	(67,795)

	Total Net Assets – 100.0%	$19,207,209

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

SUMMARY OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	48.0%
Energy	42.9%
Consumer Staples	3.4%
Industrials	2.9%
Financials	1.7%
Health Care	0.8%
Total Common Stocks	99.7%
Short-Term Investments	0.7%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $17,995,175)	$19,275,004
Receivables:
Investment securities sold	112,287
Fund shares sold	7,538
Dividends and interest	36,620
Due from Advisor	3,447
Prepaid expenses	30,373
Prepaid offering costs	16,711
Total assets	19,481,980

Liabilities:
Payables:
Investment securities purchased	191,788
Fund shares redeemed	4,724
Shareholder servicing fees (Note 6)	2,791
Distribution fees - Class A (Note 7)	249
Offering costs - Adivsor	47,466
Transfer agent fees and expenses	6,659
Auditing fees	6,598
Fund administration fees	3,958
Fund accounting fees	3,220
Chief Compliance Officer fees	3,074
Custody fees	640
Deferred compensation (Note 3)	145
Trustees' fees and expenses	37
Accrued other expenses	3,422
Total liabilities	274,771

Net Assets	$19,207,209

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$18,703,592
Accumulated net investment income	157,761
Accumulated net realized loss on investments and foreign currency transactions	(934,000)
Net unrealized appreciation on:
Investments	1,279,829
Foreign currency translations	27
Net Assets	$19,207,209

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,201,652
Shares of beneficial interest issued and outstanding	102,839
Redemption price	11.68
Maximum sales charge (5.75% of offering price)*	0.71
Maximum offering price to public	$12.39

Class I Shares:
Net assets applicable to shares outstanding	$18,005,557
Shares of beneficial interest issued and outstanding	1,532,323
Redemption price	$11.75

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,330)	$207,167
Interest	1,872
Miscellaneous Income	783
Total investment income	209,822

Expenses:
Advisory fees	65,545
Auditing fees	35,637
Transfer agent fees and expenses	12,485
Registration fees	10,074
Fund administration fees	8,345
Fund accounting fees	5,962
Custody fees	5,652
Offering costs	4,809
Shareholder servicing fees (Note 6)	4,375
Legal fees	4,206
Chief Compliance Officer fees	3,970
Distribution fees - Class A (Note 7)	2,163
Trustees' fees and expenses	1,764
Shareholder reporting fees	1,496
Miscellaneous	576
Insurance fees	303

Total expenses	167,362
Less advisory fees waived	(65,545)
Less other expenses absorbed	(23,832)
Net expenses	77,985
Net investment income	131,837

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(191,739)
Foreign currency transactions	(55)
Net realized loss	(191,794)
Net change in unrealized appreciation/depreciation on:
Investments	615,840
Foreign currency translations	30
Net change in unrealized appreciation/depreciation	615,870
Net realized and unrealized gain on investments	424,076

Net Increase in Net Assets from Operations	$555,913

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	September 30, 2017	For the Year Ended
	(Unaudited)	March 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$131,837	$51,689
Net realized gain (loss) on investments	(191,794)	157,651
Net change in unrealized appreciation/depreciation on investments	615,870	847,865
Net increase in net assets resulting from operations	555,913	1,057,205

Distributions to Shareholders:
From net investment income:
Class A	-	(26,765)
Class C	-	(4,692)
Class I	-	(68,970)
Total distributions to shareholders	-	(100,427)

Capital Transactions:
Net proceeds from shares sold:
Class A	416,112 [1]	217,563
Class C	50,572 [1]	96,555
Class I	13,724,191	5,686,313
Reinvestment of Distributions:
Class A	-	26,663
Class C	-	4,692
Class I	-	68,970
Cost of shares redeemed:
Class A	(634,913)[1]	(419,044)
Class C	(308,263)[1]	(84,432)
Class I	(3,698,190)	(860,899)
Net increase in net assets from capital transactions	9,549,509	4,736,381

Total increase in net assets	10,105,422	5,693,159

Net Assets:
Beginning of period	9,101,787	3,408,628
End of period	$19,207,209	$9,101,787

Accumulated net investment income	$157,761	$25,924

Capital Share Transactions:
Shares sold:
Class A	37,585 [1]	20,213
Class C	4,470 [1]	8,870
Class I	1,221,477	502,373
Shares reinvested:
Class A	- [1]	2,416
Class C	- [1]	434
Class I	-	6,228
Shares redeemed:
Class A	(57,319)[1]	(38,446)
Class C	(28,669)[1]	(8,058)
Class I	(332,013)	(81,941)
Net increase in capital share transactions	845,531	412,089

[1]	With the Plan of Reorganization, Class C shareholders received Class A shares effective as of the close of business on June 30, 2017. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30,	For the Year Ended	For the Period December 1, 2015*** through	For the Year Ended November 30,
	2017** (Unaudited)	March 31, 2017	March 31, 2016	2015	2014	2013
Net asset value, beginning of period	$9.97	$9.03	$9.90	$11.83	$11.49	$10.02
Income from Investment Operations:
Net investment income[1]	0.10	0.08	0.07	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	1.61	2.59	(0.76)	(1.90)	0.34	1.43
Total from investment operations	1.71	2.67	(0.69)	(1.79)	0.44	1.50

Less Distributions:
From net investment income	-	(0.20)	(0.18)	(0.14)	(0.02)	(0.03)
From return of capital		-	-	-	(0.03)	-
From net realized gain	-	-	-	-	(0.05)	-
Total distributions	-	(0.20)	(0.18)	(0.14)	(0.10)	(0.03)

Net asset value, end of period	$11.68	$11.50	$9.03	$9.90	$11.83	$11.49

Total return[2]	6.40%[3]	29.72%	(7.01)%[3]	(15.14)%	3.84%	14.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,202	$1,409	$1,250	$1,756	$3,033	$5,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.82%[4]	2.54%	14.70%[4]	3.67%	3.54%	6.82%
After fees waived and expenses absorbed	1.46%[4]	1.40%	1.53%[4]	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.38%[4]	(0.35)%	(10.83)%[4]	(1.09)%	(1.06)%	(4.62)%
After fees waived and expenses absorbed	1.74%[4]	0.79%	2.34%[4]	0.98%	0.88%	0.60%

Portfolio turnover rate	41%[3]	52%	23%[3]	19%	24%	7%

*	Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.
**	In connection with the reorganization of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund into Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017, Class C per share amounts are included with Class A per share amounts to properly reflect the historic performance of the fund. See Note 1 in the accompanying Notes to Financial Statements.
***	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30,	For the Year Ended	For the Period December 1, 2015** through	For the Year Ended November 30,
	2017 (Unaudited)	March 31, 2017	March 31, 2016	2015	2014	2013
Net asset value, beginning of period	$11.54	$9.04	$9.91	$11.84	$11.50	$10.03
Income from Investment Operations:
Net investment income[1]	0.12	0.12	0.07	0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.09	2.58	(0.76)	(1.90)	0.34	1.43
Total from investment operations	0.21	2.70	(0.69)	(1.76)	0.47	1.52

Less Distributions:
From net investment income	-	(0.20)	(0.18)	(0.17)	(0.04)	(0.05)
From tax return of capital		-	-	-	(0.04)	-
From net realized gain	-	-	-	-	(0.05)	-
Total distributions	-	(0.20)	(0.18)	(0.17)	(0.13)	(0.05)

Net asset value, end of period	$11.75	$11.54	$9.04	$9.91	$11.84	$11.50

Total return[2]	6.55%[3]	30.02%	(6.93)%[3]	(14.92)%	4.12%	15.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,005	$7,421	$1,955	$3,336	$12,532	$5,436

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.51%[4]	2.38%	14.19%[4]	3.42%	3.29%	6.57%
After fees waived and expenses absorbed	1.15%[4]	1.15%	1.28%[4]	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.69%[4]	(0.11)%	(10.39)%[4]	(0.84)%	(0.81)%	(4.37)%
After fees waived and expenses absorbed	2.05%[4]	1.12%	2.52%[4]	1.23%	1.13%	0.85%

Portfolio turnover rate	41%[3]	52%	23%[3]	19%	24%	7%

*	Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.
**	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

The Oak Ridge Global Resources & Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital. The Fund currently offers two classes of shares: Class A and Class I and commenced operations on September 28, 2012.

The Oak Ridge Global Resources & Infrastructure Fund commenced investment operations on July 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was a transfer of 155,132 shares of the Fund’s Class A shares and a transfer of 559,106 shares of the Fund’s Class I shares in exchange for the net assets of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”), a separate series of RidgeWorth Funds, at $7,721,484. This exchange was nontaxable. The primary net assets received by the Fund were cash, receivables and securities of the Acquired Fund with a fair value of $8,349,305 (identified cost of investments transferred were $8,205,628), totaling $7,721,484. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $26,593, which are being amortized over a one-year period from July 1, 2017 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2014-2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, and 1.15% of the Fund's average daily net assets for Class A and Class I shares, respectively. This agreement is in effect until June 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2017, the Advisor waived its advisory fees and absorbed other operating expenses totaling $89,377. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2017, the amount of these potentially recoverable expenses was $89,377. The Advisor may recapture all or a portion of this amount no later than March 31, 2021.

Prior to the close of business on June 30, 2017, investment advisory services were provided to the Acquired Fund by RidgeWorth Investments (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Acquired Fund. The investment advisory fees, which were computed daily and paid monthly, were payable at the annual rate of 1.00% of the Fund’s average daily net assets.  Prior to the close of business on June 30, 2017, Capital Innovations LLC served as sub-advisor to the Acquired Fund. The Previous Advisor paid a portion of the fee it receives from the Fund to Capital Innovations LLC as compensation for subadvisory services to the Fund.

From April 1, 2017 to the close of business on June 30, 2017, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Acquired Funds’ operating expenses to an annual 1.40%, 2.15%, and 1.15% of the Fund's average daily net assets for Class A, Class C, and Class I shares, respectively.

The Previous Advisor waived $21,674 of its fees and absorbed $9,417 in other operating expenses during the period of April 1, 2017 to June 30, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Prior to the close of business on June 30, 2017, State Street Bank served as the Acquired Fund’s administrator, performing certain accounting, administration and legal services for the Acquired Fund. The Fund reimbursed State Street Bank $487. Prior to June 30, 2017, State Street Bank also served as the Acquired Fund’s custodian.

Prior to the close of business on June 30, 2017, Boston Financial Data Services, Inc. (“BFSDS”) served as the Acquired Funds’ transfer agent and RidgeWorth Distributors served as the Acquired Fund’s distributor. RidgeWorth Distributors received $503 and $757 in distribution fees from the Fund’s Class A and Class C shares, respectively.

During the period April 1, 2017 to June 30, 2017, the Acquired Fund paid transfer agent fees in the amount of $152 and reimbursed BFDS for out-of-pocket expenses related to shareholder communications activities such as statement mailings, outgoing phone calls and omnibus relationship contracts in the amount of $2,741.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. Prior to the reorganization on July 1, 2017, certain officers or employees of RidgeWorth Funds, Foreside Fund Officer Services, LLC (“FFOS”), and State Street Bank served as officers of the Trust of the Acquired Fund. Such officers received no fees from the Acquired Trust for serving as officers of the Trust. For the six months ended September 30, 2017, the Fund’s allocated fees accrued for non-interested Trustees are reported on the Statement of Operations.

The Fund’s Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.  All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the reorganization on July 1, 2017, an officer of the Previous Advisor served as the Fund’s Chief Compliance Officer and the Fund paid a portion of the chief compliance officer’s compensation. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,017,053

Gross unrealized appreciation	$1,629,524
Gross unrealized depreciation	(371,573)
Net unrealized appreciation on investments	$1,257,951

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

As of March 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$25,954
Undistributed long-term capital gains	-
Accumulated earnings	25,954

Accumulated capital and other losses	(720,328)
Unrealized appreciation on investments	642,078
Total accumulated deficit	$(52,296)

The tax character of distributions paid during the fiscal years ended March 31, 2017 and March 31, 2016, were as follows:

	2017	2016
Distributions paid from :
Ordinary income	$100,427	$82,228
Net long-term capital gains	-	-
Total distributions paid	$100,427	$82,228

As of March 31, 2017, the Fund had a short-term capital loss carryover of $416,457 and long-term capital loss carryover of $303,871. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended March 31, 2017, the Fund utilized $107,786 of its capital loss carryforward.

Note 5 – Investment Transactions

For the six months ended September 30, 2017, purchases and sales of investments, excluding short-term investments, were $15,199,120 and $5,349,146, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Class A shares, payable to IMST Distributors, LLC. Class I does not pay any distribution fees.

For the six months ended September 30, 2017, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$19,147,190	$-	$-	$19,147,190
Short-Term Investments	127,814	-	-	127,814
Total Investments	$19,275,004	$-	$-	$19,275,004

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Oak Ridge Global Resources & Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Capital Innovations, LLC (the “Sub-Advisor”) with respect to the Oak Ridge Global Resources & Infrastructure Fund series of the Trust (the “Fund”), each for an initial two-year term, in connection with the proposed reorganization of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Predecessor Fund”), a series of RidgeWorth Funds, into the Fund. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

  information about the organization and financial condition of the Investment Advisor and the Sub-Advisor;

  information regarding the background, experience and compensation structure of relevant personnel who would be providing services to the Fund;

  information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading;

  the estimated profitability of the Investment Advisor’s overall relationship with the Fund; and

  a report prepared by Morningstar, Inc. (“Morningstar”) comparing the performance of the Predecessor Fund with returns of the S&P Global Natural Resources Index and a group of comparable funds selected by Morningstar (the “Peer Group”) from its Natural Resources fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2017, and comparing the proposed advisory fee and estimated total expenses of the Fund with those of the Peer Group and Fund Universe.

The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Oak Ridge Global Resources & Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Oak Ridge Investments, LLC

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Predecessor Fund’s total annualized returns for the one- and three-year periods were higher than the returns of the S&P Global Natural Resources Index and the median returns of the Peer Group and Natural Resources Fund Universe. The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Fund, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and would oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management. In addition, the Board considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.15% and 0.25%, respectively. The Board noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.07% and 0.15%, respectively. The Trustees noted, however, that the estimated net assets of the Fund in its first year were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board also reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $9 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses of the Fund during the Fund’s first year of operations, and considered that the Investment Advisor did not anticipate it would realize a profit with respect to the Fund. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of its advisory fee) would include the usual types of “fall out” benefits received by advisors to the Trust, including research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that the advisory fee schedule for the Fund included fee breakpoints at various asset levels, and therefore economies of scale would be shared by the Investment Advisor with the Fund’s shareholders as the assets of the Fund grow.

Oak Ridge Global Resources & Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Capital Innovations, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Adviser to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also noted its familiarity with the Sub-Advisor as the sub-advisor to the Predecessor Fund’s predecessor, which had been a series of the Trust, and considered the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Sub-Advisor. Information regarding the performance of the Fund’s strategy is described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board noted that the Fund’s proposed annual sub-advisory fee was lower than the Sub-Advisor’s standard fee schedule for managing separate accounts for institutional clients with similar objectives and policies as the Fund. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that, in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund, the compensation to be paid to the Sub-Advisor under the Sub-Advisory Agreement is fair and reasonable.

Benefits to the Sub-Advisor

The Board also considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund (other than its sub-advisory fee), including research services made available to it by broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, approved the Fund Advisory Agreements.

Oak Ridge Global Resources & Infrastructure Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/17	9/30/17	4/1/17 – 9/30/17
Class A	Actual Performance	$1,000.00	$1,064.00	$7.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.75	7.38
Class I	Actual Performance	1,000.00	1,065.50	5.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.28	5.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.46% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Global Resources & Infrastructure Fund

A series of Investment Managers Series Trust

Advisor

Oak Ridge Investments, LLC

10 South LaSalle Street

Suite 1900

Chicago, Illinois 60603

Sub-Advisor

Capital Innovations, LLC

325 Forest Grove Drive, Suite 100

Pewaukee, Wisconsin 53072

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Global Resources & Infrastructure Fund - Class A	INNAX	46141Q 295
Oak Ridge Global Resources & Infrastructure Fund - Class I	INNNX	46141Q 287

Privacy Principles of the Oak Ridge Global Resources & Infrastructure Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Global Resources & Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (855) 551-5521.

Oak Ridge Global Resources & Infrastructure Fund

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/8/2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/8/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/8/2017